Fees Summary	Nov. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 59,367,000
Previously Paid Amount	0.00
Total Fee Amount	5,164.93
Total Offset Amount	0.00
Net Fee	5,164.93
Narrative - Max Aggregate Offering Price	$ 59,367,000
Final Prospectus	true